Financial Assets - Summary of Accrued Investment Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current	¥ 49,031	¥ 44,197
Non-current	2,066	1,003
Accrued investment income	51,097	45,200
Bank deposits [member]
Disclosure of financial assets [line items]
Accrued investment income	12,735	12,570
Debt securities [member]
Disclosure of financial assets [line items]
Accrued investment income	31,900	26,454
Others [member]
Disclosure of financial assets [line items]
Accrued investment income	¥ 6,462	¥ 6,176